Rule 497(e)
                                      Registration Nos. 333-171759 and 811-22519


                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                                 (the "Trust")

                     FIRST TRUST AUSTRALIA ALPHADEX(R) FUND
                      FIRST TRUST BRAZIL ALPHADEX(R) FUND
                      FIRST TRUST CANADA ALPHADEX(R) FUND
                       FIRST TRUST CHINA ALPHADEX(R) FUND
                      FIRST TRUST GERMANY ALPHADEX(R) FUND
                     FIRST TRUST HONG KONG ALPHADEX(R) FUND
                       FIRST TRUST JAPAN ALPHADEX(R) FUND
                    FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
                    FIRST TRUST SWITZERLAND ALPHADEX(R) FUND
                      FIRST TRUST TAIWAN ALPHADEX(R) FUND
                  FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND
                 (each a "Fund" and collectively, the "Funds")

                SUPPLEMENT TO THE PROSPECTUS DATED JULY 14, 2015
                                      AND
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 14, 2015


                              DATED MARCH 18, 2016


            Notwithstanding anything to the contrary in the Funds' Prospectus or Statement of Additional Information, Chris A. Peterson, CFA, Senior Vice President of First Trust Advisors L.P. ("First Trust"), is now a member of each Fund's Investment Committee, and will serve as a member of each Fund's portfolio management team beginning on or about March 18, 2016.

            Chris A. Peterson, CFA, is a Senior Vice President and head of First Trust's strategy research group. He joined First Trust in January of 2000. Mr. Peterson is responsible for developing and implementing quantitative equity investment strategies. Mr. Peterson received his B.S. in Finance from Bradley University in 1997 and his M.B.A. from the University of Chicago Booth School of Business in 2005. He has over 18 years of financial services industry experience and is a recipient of the Chartered Financial Analyst designation.

            As of February 29, 2016, Chris A. Peterson managed the investment vehicles with the number of accounts and assets set forth in the table below:

                                                 OTHER
                          REGISTERED             POOLED
                          INVESTMENT           INVESTMENT             OTHER
                          COMPANIES             VEHICLES            ACCOUNTS
                          NUMBER OF            NUMBER OF            NUMBER OF
                           ACCOUNTS             ACCOUNTS            ACCOUNTS
PORTFOLIO MANAGER         ($ ASSETS)           ($ ASSETS)          ($ ASSETS)


Chris A. Peterson            N/A                  N/A                  N/A


           PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE